Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The following tables contain the Company's revenue for the years ended December 31, 2025, 2024 and 2023, by contract type and by segment.

	Year Ended December 31, 2025			Year Ended December 31, 2024			Year Ended December 31, 2023
	LNG Segment $	NGL Segment $	Total $	LNG Segment $	NGL Segment $	Total $	LNG Segment $	NGL Segment $	Total $
Time charters	421,178	114,490	535,668	465,542	130,570	596,112	474,180	140,307	614,487
Voyage charters	—	—	—	—	13,560	13,560	—	22,970	22,970
Management fees and other income	101,290	—	101,290	101,072	—	101,072	89,334	—	89,334
	522,468	114,490	636,958	566,614	144,130	710,744	563,514	163,277	726,791

The following table contains the Company’s total revenue for the years ended December 31, 2025, 2024 and 2023, by contracts or components of contracts accounted for as leases and those not accounted for as leases:

	Year Ended December 31, 2025 $	Year Ended December 31, 2024 $	Year Ended December 31, 2023 $
Lease revenue
Lease revenue from lease payments of operating leases	433,287	504,691	536,072
Interest income on lease receivables	60,613	62,664	61,752
Variable lease payments – cost reimbursements(i)	5,411	4,902	5,365
	499,311	572,257	603,189
Non-lease revenue
Non-lease revenue – related to direct financing and sales-type leases	36,357	37,415	34,268
Management fees and other income	101,290	101,072	89,334
	137,647	138,487	123,602
Total	636,958	710,744	726,791
(i)Reimbursements for vessel operating expenditures and dry-docking expenditures received from the Company's customers relating to such costs incurred by the Company to operate the vessel for the customer pursuant to charter contracts accounted for as operating leases.

Schedule of Capital Leased Assets
The following table lists the components of the net investments in direct financing and sales-type leases:

	December 31, 2025 $	December 31, 2024 $
Total lease payments to be received	857,558	941,046
Estimated unguaranteed residual value of leased properties	335,841	335,841
Initial direct costs	103	135
Less unearned revenue	(538,084)	(598,696)
Total net investments in direct financing and sales-type leases	655,418	678,326
Less credit loss provision	(52,900)	(32,000)
Total net investments in direct financing and sales-type leases, net	602,518	646,326
Less current portion	(21,066)	(20,928)
Net investments in direct financing and sales-type leases, net	581,452	625,398